Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	52
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$333,056.31

Principal:
Principal Collections	$6,947,005.82
Prepayments in Full	$1,936,084.44
Liquidation Proceeds	$50,479.43
Recoveries	$7,668.09
Sub Total	$8,941,237.78
Collections	$9,274,294.09

Purchase Amounts:
Purchase Amounts Related to Principal	$333,500.62
Purchase Amounts Related to Interest	$1,869.27
Sub Total	$335,369.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,609,663.98

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	52
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,609,663.98
Servicing Fee	$74,342.42	$74,342.42	$0.00	$0.00	$9,535,321.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,535,321.56
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,535,321.56
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,535,321.56
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$9,535,321.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,535,321.56
Interest - Class B Notes	$58,264.14	$58,264.14	$0.00	$0.00	$9,477,057.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,477,057.42
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$9,414,247.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,414,247.67
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$9,333,524.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,333,524.67
Regular Principal Payment	$8,463,547.40	$8,463,547.40	$0.00	$0.00	$869,977.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$869,977.27
Residuel Released to Depositor	$0.00	$869,977.27	$0.00	$0.00	$0.00
Total		$9,609,663.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,463,547.40
Total					$8,463,547.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,463,547.40	$207.39	$58,264.14	$1.43	$8,521,811.54	$208.82
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$8,463,547.40	$6.10	$201,796.89	$0.15	$8,665,344.29	$6.24

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	52

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$27,526,365.84	0.6745005	$19,062,818.44	0.4671115
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$81,946,365.84	0.0590490	$73,482,818.44	0.0529503

Pool Information
Weighted Average APR	4.405%	4.449%
Weighted Average Remaining Term	16.00	15.37
Number of Receivables Outstanding	15,520	14,869
Pool Balance	$89,210,906.18	$79,833,380.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$81,946,365.84	$73,482,818.44
Pool Factor	0.0579921	0.0518962

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$6,350,562.40
Targeted Overcollateralization Amount	$6,350,562.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,350,562.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	52

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		62	$110,455.03
(Recoveries)		146	$7,668.09
Net Losses for Current Collection Period			$102,786.94
Cumulative Net Losses Last Collection Period			$11,979,103.95
Cumulative Net Losses for all Collection Periods			$12,081,890.89

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.82%	388	$3,047,986.07
61-90 Days Delinquent	0.37%	31	$294,208.90
91-120 Days Delinquent	0.18%	12	$142,809.68
Over 120 Days Delinquent	1.47%	110	$1,176,338.04
Total Delinquent Receivables	5.84%	541	$4,661,342.69

Repossession Inventory:
Repossessed in the Current Collection Period		11	$102,562.71
Total Repossessed Inventory		11	$125,143.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.1780)%
Preceding Collection Period			0.0268%
Current Collection Period			1.4593%
Three Month Average			0.4360%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			1.0342%
Preceding Collection Period			1.0954%
Current Collection Period			1.0290%
Three Month Average			1.0529%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer